Operating Segments Information - Geographic Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of geographical areas [line items]
Net revenue from external customers	$ 977,447.2	$ 32,977.3	$ 947,938.3	$ 843,497.4
Non-current Assets	1,079,700.6		1,013,892.9
Taiwan [member]
Disclosure of geographical areas [line items]
Net revenue from external customers	90,129.4		127,063.0	90,169.5
Non-current Assets	1,027,963.2		991,567.9
United States [member]
Disclosure of geographical areas [line items]
Net revenue from external customers	620,948.7		610,371.1	566,600.2
Non-current Assets	7,515.9		8,245.0
Asia [member]
Disclosure of geographical areas [line items]
Net revenue from external customers	194,477.1		146,907.4	123,705.9
Non-current Assets	44,213.4		14,071.3
Europe, the Middle East and Africa [member]
Disclosure of geographical areas [line items]
Net revenue from external customers	68,538.3		58,042.3	57,065.0
Non-current Assets	8.1		8.7
Others [member]
Disclosure of geographical areas [line items]
Net revenue from external customers	$ 3,353.7		$ 5,554.5	$ 5,956.8